Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 231,978	€ 119,376
Cash And Cash Equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	207,530	103,353
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 24,448	€ 16,023